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August 29, 2007

Form Type:    N-30b-2
SEC ACT:      1940 Act
SEC File No.: 811-21119

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
         Registration No. 333-90430

Commissioners:

ML Life Insurance Company of New York (the "Company"), on behalf of Registrant, has sent or will send to contract owners the semi-annual reports for the period ended June 30, 2007, for the following underlying mutual funds ("Funds") in which Registrant invests:

SEMI-ANNUAL REPORT FILINGS:

BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock Money Market V.I. Fund, SEC File No.: 811-03290

MLIG VARIABLE INSURANCE TRUST
Roszel/AllianceBernstein Large Cap Core Portfolio, SEC File No.: 811-21038 Roszel/BlackRock Fixed Income Portfolio, SEC File No.: 811-21038
Roszel/ BlackRock Relative Value Portfolio, SEC File No.: 811-21038 Roszel/Cadence Mid Cap Growth Portfolio, SEC File No.: 811-21038 Roszel/Davis Large Cap Value Portfolio, SEC File No.: 811-21038 Roszel/Delaware Small-Mid Cap Growth Portfolio, SEC File No.: 811-21038 Roszel/Fayez Sarofim Large Cap Core Portfolio, SEC File No.: 811-21038 Roszel/JPMorgan International Equity Portfolio, SEC File No.: 811-21038 Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio, SEC File No.:
   811-21038
Roszel/Lazard International Portfolio, SEC File No.: 811-21038 Roszel/Loomis Sayles Large Cap Growth Portfolio, SEC File No.: 811-21038 Roszel/Lord Abbett Government Securities Portfolio, SEC File No.: 811-21038 Roszel/Lord Abbett Large Cap Value Portfolio, SEC File No.: 811-21038 Roszel/NWQ Small Cap Value Portfolio, SEC File No.: 811-21038 Roszel/Rittenhouse Large Cap Growth Portfolio, SEC File No.: 811-21038

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Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

The Company understands that the Funds have filed or will file their semi-annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at (609) 274-5395.

Very truly yours,


/s/ Kirsty Lieberman
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                      ML Life Insurance Company of New York
                            1700 Merrill Lynch Drive
                              Pennington, NJ 08534
                     Home Office: 222 Broadway, New York, NY